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                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated June 30, 1999
      to the Prospectus for Institutional Class and Administrative Class
                           Shares Dated May 7, 1999

                            Disclosure Relating to
                          PIMCO Small-Cap Growth Fund

  Effective July 1, 1999, shares of PIMCO Small-Cap Growth Fund will be available for purchase by new investors, and the restrictions on purchases of shares of this Fund described at pages 8 and 60 of the Prospectus will no longer apply. These restrictions may be reinstated at any time at the discretion of the Trust's Board of Trustees. This Supplement does not amend or supersede the investment restrictions relating to the PIMCO Micro-Cap Growth Fund described in the Prospectus.

                            Disclosure Relating to
                              PIMCO Balanced Fund

  On June 3, 1999, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Balanced Fund (the "Balanced Fund") is expected to reorganize with and into PIMCO Strategic Balanced Fund (the "Strategic Balanced Fund"), a series of PIMCO Funds: Pacific Investment Management Series (the proposed transaction is referred to as the "Reorganization"). The date of closing (the "Closing Date") of the Reorganization is expected to be on or about September 17, 1999. The Strategic Balanced Fund seeks the maximization of total return, consistent with preservation of capital and prudent investment management, through investment in a combination of short- and intermediate-term fixed income securities and S&P 500 stock index derivatives. The investment adviser of the Strategic Balanced Fund is Pacific Investment Management Company, which is an affiliate of PIMCO Advisors L.P., the Balanced Fund's investment adviser.

  The Reorganization will take place by means of a transfer by the Balanced Fund of all of its assets to the Strategic Balanced Fund in exchange for shares ("Merger Shares") of the Strategic Balanced Fund and the assumption by the Strategic Balanced Fund of all the Balanced Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Balanced Fund's shareholders, in complete liquidation of the Balanced Fund. Accordingly, shareholders of the Balanced Fund will become shareholders of the Strategic Balanced Fund by effectively having their Balanced Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset value on the Closing Date.

  The federal income tax treatment of the Reorganization depends on facts that cannot be known until the Closing Date. At present, it is thought that there is a substantial likelihood that the effective exchange of Balanced Fund shares for Merger Shares on the Closing Date will be a taxable event and will be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Shareholders should consult their tax advisors regarding possible state and local tax consequences.

  In addition, in connection with the Reorganization, the following actions are being taken:

    (i) Sales of shares of the Balanced Fund will be suspended as of July 1, 1999 except to qualified benefit plans (or participants therein) if such plans own Balanced Fund shares on June 30, 1999.


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    (ii) Shareholders of other PIMCO Funds will not be able to exchange their shares for shares of the Balanced Fund after September 1, 1999.

    (iii) In anticipation of the Reorganization, PIMCO Advisors L.P. may (but is not required to) allocate a greater portion of the Balanced Fund's portfolio than is customary to the Fixed Income Securities Segment.

    (iv) To facilitate the Reorganization and to facilitate possible redemptions of Balanced Fund shares prior to the Reorganization, the sub-advisers to the Common Stock Segment of the Balanced Fund will be able to deviate from the investment strategies applicable to this segment by investing significantly in short-term fixed-income securities and derivatives, including S&P 500 stock index derivatives.

  The Reorganization is subject to a number of conditions. The Prospectus will be further supplemented or revised if the Reorganization does not occur substantially in accordance with the schedule outlined above.

                            Disclosure Relating to
                    PIMCO Structured Emerging Markets Fund
             PIMCO Tax-Efficient Structured Emerging Markets Fund

  The Prospectus is amended effective July 1, 1999 as described below.

  The sixth sentence of the subsection captioned "Prospectus Summary-- Investment Risks and Considerations" is deleted and replaced with the following:

  "Except for the Balanced Fund, all of the Funds invest primarily in common stock or other types of equity or equity-linked securities (the "Stock Funds")."

  The eighth sentence of the subsection captioned "Prospectus Summary-- Investment Risks and Considerations" is deleted and replaced with the following two sentences:

  "Except for the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds, it is the policy of the other Stock Funds to be as fully invested as practicable in common stocks. It is the policy of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds to be as fully invested in equity and equity-linked securities as practicable, except that each of these Funds may invest up to 5% of its respective net assets in debt securities of emerging market issuers."

  The following sentence is added to the end of the penultimate paragraph of the subsection captioned "Investment Objectives and Policies--Structured Emerging Markets Fund":

  "The Fund may also invest in equity-linked securities."

  The first paragraph of the subsection captioned "Investment Objectives and Policies--Stock Funds" is amended in its entirety to read as follows:

    "The Capital Appreciation, Mid-Cap Growth, Micro-Cap Growth, Small-Cap Growth, Core Equity, Mid-Cap Equity, Equity Income, Value, Value 25, Small-Cap Value, Enhanced Equity, Tax-Efficient Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds will each invest primarily (normally at least 65% of its assets) in common stock. Each of these Funds may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, high quality debt securities (whose maturity or remaining maturity will not exceed five years), money market obligations, and in cash to provide for payment of the Fund's expenses and to meet redemption requests. Except for the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds, it is the policy of these Funds to be as fully invested in common stocks as practicable at all times. It is the policy of the Structured Emerging

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  Markets and Tax-Efficient Structured Emerging Markets Funds to be as fully invested in equity and equity-linked securities as practicable, except that each of these Funds may invest up to 5% of its respective net assets in debt securities of emerging market issuers. These policies preclude these Funds from investing in debt securities as a defensive investment posture (although these Funds may invest in such securities to provide for payment of expenses and to meet redemption requests). Accordingly, investors in these Funds bear the risk of general declines in stock prices and the risk that a Fund's exposure to such declines cannot be lessened by investment in debt securities. The Funds may also invest in convertible securities, preferred stock, and warrants, subject to certain limitations."

  The following subsection is added after the subsection captioned "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities":

  "Equity-Linked Securities

    Each of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may invest up to 15% of its net assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. Investing in equity-linked securities involves risks similar to the risks of investing in foreign equity securities. See "Foreign Securities." In addition, the Funds bear the risk that the issuer of a equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investment in illiquid securities."

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                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 30, 1999
               to the Prospectus for Class A, Class B and Class C
                           Shares Dated April 1, 1999

                             Disclosure Relating to
                                   All Funds

  The following new subsection (h) is added to the first full sentence under "Sales at Net Asset Value" on page 48 of the Prospectus:

  "and (h) former Class A, Class B and Class C shareholders of the former PIMCO Emerging Markets Fund and PIMCO International Developed Fund (the "Former Funds") who had all of their shares in such Former Fund redeemed in connection with reorganization transactions (the "Transactions") involving these Funds on April 30, 1999; provided, however, that this waiver applies only until the close of business on December 31, 1999 and, for each such former shareholder, only with respect to a single purchase transaction involving the investment in one or more Funds of some or all of the redemption proceeds received by the shareholder in connection with the Transactions."

  The Distributor will not pay any initial sales commission to dealers upon the sale of Class A shares to the purchasers described in (h) above.

                             Disclosure Relating to
                              PIMCO Balanced Fund

  On June 3, 1999, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Balanced Fund (the "Balanced Fund") is expected to reorganize with and into PIMCO Strategic Balanced Fund (the "Strategic Balanced Fund"), a series of PIMCO Funds: Pacific Investment Management Series (the proposed transaction is referred to as the "Reorganization"). The date of closing (the "Closing Date") of the Reorganization is expected to be on or about September 17, 1999. The Strategic Balanced Fund seeks the maximization of total return, consistent with preservation of capital and prudent investment management, through investment in a combination of short- and intermediate-term fixed income securities and S&P 500 stock index derivatives. The investment adviser of the Strategic Balanced Fund is Pacific Investment Management Company, which is an affiliate of PIMCO Advisors L.P., the Balanced Fund's investment adviser.

  The Reorganization will take place by means of a transfer by the Balanced Fund of all of its assets to the Strategic Balanced Fund in exchange for shares ("Merger Shares") of the Strategic Balanced Fund and the assumption by the Strategic Balanced Fund of all the Balanced Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Balanced Fund's shareholders, in complete liquidation of the Balanced Fund. Accordingly, shareholders of the Balanced Fund will become shareholders of the Strategic Balanced Fund by effectively having their Balanced Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset value on the Closing Date.

  The federal income tax treatment of the Reorganization depends on facts that cannot be known until the Closing Date. At present, it is thought that there is a substantial likelihood that the effective exchange of Balanced Fund shares for Merger Shares on the Closing Date will be a taxable event and will be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Shareholders should consult their tax advisors regarding possible state and local tax consequences.

                                      S-1
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  No sales charges will be charged to Balanced Fund shareholders on the redemption of Balanced Fund shares or the issuance of Merger Shares in connection with the Reorganization. Merger Shares received by Balanced Fund shareholders will be subject to a contingent deferred sales charge ("CDSC") to the same extent that the Balanced Fund shares exchanged were so subject. For purposes of computing the CDSC, if any, payable on redemption of Class A, Class B or Class C Merger Shares received by Balanced Fund shareholders, and determining the date on which Class B Merger Shares convert to Class A shares, the Merger Shares will be treated as having been purchased as of the date that, and for the price at which, the Balanced Fund shares exchanged for such Merger Shares were purchased.

  In addition, in connection with the Reorganization, the following actions are being taken:

    (i) Sales of shares of the Balanced Fund will be suspended as of July 1, 1999 except to qualified benefit plans (or participants therein) if such plans own Balanced Fund shares on June 30, 1999.

    (ii) Shareholders of other PIMCO Funds will not be able to exchange their shares for shares of the Balanced Fund after September 1, 1999.

    (iii) In anticipation of the Reorganization, PIMCO Advisors L.P. may (but is not required to) allocate a greater portion of the Balanced Fund's portfolio than is customary to the Fixed Income Securities Segment.

    (iv) To facilitate the Reorganization and to facilitate possible redemptions of Balanced Fund shares prior to the Reorganization, the sub-advisers to the Common Stock Segment of the Balanced Fund will be able to deviate from the investment strategies applicable to this segment by investing significantly in short-term fixed-income securities and derivatives, including S&P 500 stock index derivatives.

  The Reorganization is subject to a number of conditions. The Prospectus will be further supplemented or revised if the Reorganization does not occur substantially in accordance with the schedule outlined above.

                                      S-2